Current equity investments (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Current Equity Investments

Current	Investments measured at FVTPL 2022 £m

At 1 January	–

Exchange adjustments	2

Additions	3,852

Net fair value movements through profit or loss	233

At 31 December	4,087